3. Mining Option Agreement (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Jan. 19, 2017	Dec. 31, 2016	Aug. 23, 2016
Investment in Rio Silver equities	$ 85,213		$ 85,213		$ 109,532		$ 59,753
Impairment of investment	1,557	$ 0	(24,319)	$ 0
Rio Silver [Member]
Investment in Rio Silver equities	$ 85,213		85,213			$ 58,297		$ 59,753
Impairment of investment			(24,319)
Magellan Gold Peru [Member]
Proceeds from sale of interest			1
Loss on disposition			$ (567)